SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Land use rights (Details) € in Millions, ¥ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥)	Apr. 17, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Accounting policies
Amortization expense	¥ 62	¥ 16	¥ 39
Long-lived asset impairment loss	¥ 180	¥ 3	35
Number of reporting units | item	2	1
Contract liabilities	¥ 1,934	¥ 1,738
Net revenues	10,196	11,212	10,063
Advertising related expenses	150	99	103
Other Operating Income | legacy Huazhu
Accounting policies
Unrestricted government subsidies from local governmental agencies	154	148	106
Hotel related funds
Accounting policies
Investments in funds	476	507
Term Facility Expiring December 2022
Accounting policies
Line of Credit Facility, Maximum Borrowing Capacity | €				€ 440	€ 440
Loyalty program
Accounting policies
Net revenues	223	224	192
Land use rights
Accounting policies
Amortization expense	¥ 7	¥ 8	¥ 5
Minimum
Accounting policies
Estimated membership duration	2 years
VAT (as a percent)	6.00%
Minimum | legacy Huazhu
Accounting policies
Initial lease term	10 years
Minimum | legacy DH
Accounting policies
Initial lease term	20 years
Minimum | Land use rights
Accounting policies
Remaining contractual term	30 years
Maximum
Accounting policies
Estimated membership duration	5 years
VAT (as a percent)	19.00%
Maximum | legacy Huazhu
Accounting policies
Initial lease term	20 years
Maximum | legacy DH
Accounting policies
Initial lease term	25 years
Maximum | Land use rights
Accounting policies
Remaining contractual term	50 years